Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statement of operations
Total operating revenues			$ 268,033	$ 138,175
Vessel operating expenses			(80,898)	(60,737)
Administrative expenses			(21,997)	(16,059)
Project development expenses			(4,480)	(9,088)
Realized gain on oil and gas derivative instruments, net (note 7)			47,042	37,447
Other operating income/(loss)			4,428	(1,628)
Sales-type lease receivable in excess of interest income			0	0
Adjusted EBITDA			212,128	88,110
Net (loss)/income from equity method investments (note 13)			2,182	10,287
Balance sheet
Total assets			5,342,051		$ 5,325,601
Equity method investments			76,858		45,011
Reimbursement for gas generator, capital spares and consumables			4,000
Reimbursement of pre-commissioning contractual, fuel purchases			800
Loss on disposal of long-lived asset			0	451
Income Statement Location [Axis]: us-gaap:GeneralAndAdministrativeExpense
Balance sheet
Recognition settlement loss	$ 2,400
Higas
Statement of operations
Other operating income/(loss)			(300)	(1,100)
FLNG Hilli
Balance sheet
Employee-related termination benefits			4,800
Golar Arctic | Vessels
Balance sheet
Property, plant and equipment, disposals		$ 24,800
Golar Arctic | Vessels | Income Statement Location [Axis]: us-gaap:OtherOperatingIncomeExpenseNet
Balance sheet
Loss on disposal of long-lived asset		$ 500
Liquefaction services revenue
Statement of operations
Total operating revenues			111,787	112,200
Sales-type lease revenue
Statement of operations
Total operating revenues			98,326	8,219
Vessel management fees and other revenue
Statement of operations
Total operating revenues			57,920	16,880
Time and voyage charter revenues
Statement of operations
Total operating revenues			0	876
Operating segments
Statement of operations
Total operating revenues			268,033	138,175
Vessel operating expenses			(80,898)	(60,737)
Administrative expenses			(21,997)	(16,059)
Project development expenses			(4,480)	(9,088)
Realized gain on oil and gas derivative instruments, net (note 7)			47,042	37,447
Other operating income/(loss)			4,428	(1,628)
Sales-type lease receivable in excess of interest income			20,813	2,081
Adjusted EBITDA			232,941	90,191
Net (loss)/income from equity method investments (note 13)			2,182	10,287
Operating segments | FLNG
Statement of operations
Total operating revenues			261,070	124,800
Vessel operating expenses			(78,049)	(45,257)
Administrative expenses			(442)	(648)
Project development expenses			(4,478)	(6,513)
Realized gain on oil and gas derivative instruments, net (note 7)			47,042	37,447
Other operating income/(loss)			4,754	0
Sales-type lease receivable in excess of interest income			20,813	2,081
Adjusted EBITDA			250,710	111,910
Net (loss)/income from equity method investments (note 13)			(82)	0
Balance sheet
Total assets			4,519,737		4,197,705
Equity method investments			69,473		29,426
Operating segments | Corporate and other
Statement of operations
Total operating revenues			6,963	13,375
Vessel operating expenses			(2,849)	(15,480)
Administrative expenses			(21,555)	(15,411)
Project development expenses			(2)	(2,575)
Realized gain on oil and gas derivative instruments, net (note 7)			0	0
Other operating income/(loss)			(326)	(1,628)
Sales-type lease receivable in excess of interest income			0	0
Adjusted EBITDA			(17,769)	(21,719)
Net (loss)/income from equity method investments (note 13)			2,264	10,287
Balance sheet
Total assets			822,314		1,127,896
Equity method investments			7,385		$ 15,585
Operating segments | Liquefaction services revenue
Statement of operations
Total operating revenues			111,787	112,200
Operating segments | Liquefaction services revenue | FLNG
Statement of operations
Total operating revenues			111,787	112,200
Operating segments | Liquefaction services revenue | Corporate and other
Statement of operations
Total operating revenues			0	0
Operating segments | Sales-type lease revenue
Statement of operations
Total operating revenues			98,326	8,219
Operating segments | Sales-type lease revenue | FLNG
Statement of operations
Total operating revenues			98,326	8,219
Operating segments | Sales-type lease revenue | Corporate and other
Statement of operations
Total operating revenues			0	0
Operating segments | Vessel management fees and other revenue
Statement of operations
Total operating revenues			57,920	16,880
Operating segments | Vessel management fees and other revenue | FLNG
Statement of operations
Total operating revenues			50,957	4,381
Operating segments | Vessel management fees and other revenue | Corporate and other
Statement of operations
Total operating revenues			6,963	12,499
Operating segments | Time and voyage charter revenues
Statement of operations
Total operating revenues				876
Operating segments | Time and voyage charter revenues | FLNG
Statement of operations
Total operating revenues				0
Operating segments | Time and voyage charter revenues | Corporate and other
Statement of operations
Total operating revenues				876
Eliminations
Statement of operations
Total operating revenues			0	0
Vessel operating expenses			0	0
Administrative expenses			0	0
Project development expenses			0	0
Realized gain on oil and gas derivative instruments, net (note 7)			0	0
Other operating income/(loss)			0	0
Sales-type lease receivable in excess of interest income			(20,813)	(2,081)
Adjusted EBITDA			(20,813)	(2,081)
Net (loss)/income from equity method investments (note 13)			0	0
Eliminations | Liquefaction services revenue
Statement of operations
Total operating revenues			0	0
Eliminations | Sales-type lease revenue
Statement of operations
Total operating revenues			0	0
Eliminations | Vessel management fees and other revenue
Statement of operations
Total operating revenues			$ 0	0
Eliminations | Time and voyage charter revenues
Statement of operations
Total operating revenues				$ 0